UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2010

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Munros Capital Management, LLC
Address: 21 East Long Lake Road, Suite 200
	Bloomfield Hills, MI  48304


Form 13F File Number:  028-12587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Client Servicing
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Bloomfield Hills, MI	10/18/2010
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 55

Form 13F Information Table Value Total:  49,529  X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABERDEEN ASSET MGMT            FE               GB0000031     1505   594796 SH       SOLE                   594796
ACKERMANS                      FE               BE0003764      805    10064 SH       SOLE                    10064
AD PEPPER MEDIA                FE               NL0000238      112    40000 SH       SOLE                    40000
ANSALDO STS SPA                FE               IT0003977     1058    81600 SH       SOLE                    81600
ARYZTA AG                      FE               CH0043238     1190    27026 SH       SOLE                    27026
BABCOCK INTL GROUP             FE               GB0009697      805    89517 SH       SOLE                    89517
BARRY CALLEBAUTN               FE               CH0009002     1291     1640 SH       SOLE                     1640
BILFINGER BERGER AG            FE               DE0005909     1670    24040 SH       SOLE                    24040
C&C GROUP ORD                  FE               IE00B010D     1891   430000 SH       SOLE                   430000
CHARTER PLC                    FE               GB0001882     1324   121000 SH       SOLE                   121000
EBRO PULEVA SA                 FE               ES0112501      842    42000 SH       SOLE                    42000
ELEXIS                         FE               DE0005085      686    43704 SH       SOLE                    43704
FLSMIDTH AND CO                FE               DK0010234     1208    16500 SH       SOLE                    16500
GATE GROUP HOLDING AG          FE               CH0100185      659    16500 SH       SOLE                    16500
GEOX SPA                       FE               IT0003697      738   130000 SH       SOLE                   130000
GOALS SOCCER CENTRES           FE               GB00B0486       68    30000 SH       SOLE                    30000
GRAFTON GRP PLC                FE               1E00B00MZ      571   137000 SH       SOLE                   137000
HEALTHCARE LOCUMS              FE               GB00B0MD8       43    21000 SH       SOLE                    21000
HELLENIC EXCHANGES             FE               GRS395363      484    67427 SH       SOLE                    67427
HIQ INTERNATIONAL AB           FE               SE0000461      107    21000 SH       SOLE                    21000
IFG GROUP PLC                  FE               IE0002325      100    55857 SH       SOLE                    55857
IMMOBILIARE GRANDE DISTRIBUZ   FE               IT0003745      496   301700 SH       SOLE                   301700
INDRA SISTEMAS -A-             FE               ES0118594      618    32346 SH       SOLE                    32346
INVISTA REAL ESTATE            FE               GB00B1CKT      148   230967 SH       SOLE                   230967
IPSOS                          FE               FR0000073     1708    37326 SH       SOLE                    37326
KARDEX                         FE               CH0018263      603    22900 SH       SOLE                    22900
KLOECKNER & CO N               FE               DE000KC01     1402    61571 SH       SOLE                    61571
KLOECKNER & CO SE              FE               DE000KC01      226    10000 SH       SOLE                    10000
LAMPRELL                       FE               GB00B1CL5     1952   347394 SH       SOLE                   347394
LEONI AG                       FE               DE0005408     2120    62400 SH       SOLE                    62400
MOTA-ENGIL                     FE               PTMEN0AE0      472   161749 SH       SOLE                   161749
NKT HOLDING                    FE               DK0010287     1109    22367 SH       SOLE                    22367
NUMIS                          FE               GB00B05M6       43    20231 SH       SOLE                    20231
RAMIRENT OYJ                   FE               FI0009007     1133   110402 SH       SOLE                   110402
RATIONAL AG                    FE               DE0007010     1373     6500 SH       SOLE                     6500
RAYSEARCH LABORATORIES         FE               SE0000135      143    23000 SH       SOLE                    23000
SHANKS GROUP                   FE               GB0007995     1314   739686 SH       SOLE                   739686
SONOVA                         FE               CH0012549     1106     9000 SH       SOLE                     9000
SORIN SPA                      FE               IT0003544     1193   510000 SH       SOLE                   510000
SPECTRIS                       FE               GB0003308     1206    71287 SH       SOLE                    71287
SUESS MICROTEC                 FE               DE0007226      307    38000 SH       SOLE                    38000
SWISS NATIONAL INSURANCE       FE               CH0010811     1050    32025 SH       SOLE                    32025
TELEPERFORMANCE                FE               FR0000051      872    30542 SH       SOLE                    30542
TEN CATE                       FE               NL0000375     1088    33400 SH       SOLE                    33400
TGS NOPEC GEOPHYSICAL          FE               NO0003078      188    13000 SH       SOLE                    13000
TREVI FIN IND                  FE               IT0001351     1134    79905 SH       SOLE                    79905
TRYGVESTA                      FE               DK0060013      874    14506 SH       SOLE                    14506
TUBACEX                        FE               ES0132945      469   133600 SH       SOLE                   133600
TULLETT PREBON                 FE               GB00B1H0D     1081   172583 SH       SOLE                   172583
TULLOW OIL                     FE               GB0001500     1368    68102 SH       SOLE                    68102
WARTSILA OYJ-B SHARES          FE               FI0009003     1384    21169 SH       SOLE                    21169
WEIR GROUP                     FE               GB0009465     1875    83600 SH       SOLE                    83600
WELLSTREAM HOLDINGS PLC        FE               GB00B1VWM      793    65700 SH       SOLE                    65700
WINCOR NIXDORF                 FE               DE000A0CA      969    14778 SH       SOLE                    14778
ZUMTOBEL                       FE               AT0000837      583    33914 SH       SOLE                    33914